Federated Kaufmann Fund
Portfolio of Investments
January 31, 2020 (unaudited)
Shares			Value
		COMMON STOCKS—88.6%
		Consumer Discretionary—7.8%
160,000	[1]	Alibaba Group Holding Ltd., ADR	$$33,054,400
25,100	[1]	Amazon.com, Inc.	50,418,872
50,000	[1]	Bright Horizons Family Solutions, Inc.	8,186,500
175,000	[1,2]	Etsy, Inc.	8,541,750
846,900	[1]	Floor & Decor Holdings, Inc.	41,760,639
100,000	[1,2]	GrubHub, Inc.	5,415,000
250,000		Hilton Worldwide Holdings, Inc.	26,950,000
60,100		Home Depot, Inc.	13,708,810
650,000		Las Vegas Sands Corp.	42,451,500
1,720,000	[1,2]	Luckin Coffee, Inc., ADR	55,882,800
146,000	[1]	Lululemon Athletica, Inc.	34,950,940
965,000		Moncler S.p.A	41,670,000
26,831,566		NagaCorp Ltd.	37,987,346
219,078	[1,2]	Peloton Interactive, Inc.	7,089,364
200,000	[1]	Planet Fitness, Inc.	16,158,000
100,000	[1,2]	Takeaway.com Holding BV	9,430,895
296,000	[1,2]	The RealReal, Inc.	4,283,120
148,300		Vail Resorts, Inc.	34,777,833
590,500	[2]	Wingstop, Inc.	54,780,685
500,000	[1,2]	YETI Holdings, Inc.	18,180,000
		TOTAL	545,678,454
		Consumer Staples—0.2%
120,500	[1,2]	Beyond Meat, Inc.	13,305,610
		Energy—1.2%
2,600,000	[2]	DHT Maritime, Inc.	14,638,000
3,400,000		Euronav SA	33,592,000
1,345,174	[1,2]	New Fortress Energy LLC	20,244,869
400,000	[1,2]	Rattler Midstream Partners LP	6,036,000
265,000	[2]	Scorpio Tankers, Inc.	6,185,100
		TOTAL	80,695,969
		Financials—5.4%
340,600	[1]	ARYA Sciences Acquisition Corp.	3,949,257
410,000	[2]	Apollo Global Management LLC	19,401,200
3,445,000		Ashmore Group PLC	24,810,738
137,000		BlackRock, Inc.	72,246,950
785,000		Equitable Holdings, Inc.	18,855,700
260,000		Exor NV	19,176,270
1	[1,3,4]	FA Private Equity Fund IV LP	379,402
5,600,000	[2]	FinecoBank Banca Fineco SPA	65,555,090
83,000		Goldman Sachs Group, Inc.	19,733,250
715,000		Hamilton Lane, Inc.	46,439,250
1	[1,3,4]	Infrastructure Fund	0
1,000,000		KKR & Co., Inc.	31,900,000
26,000	[1]	Markel Corp.	30,497,220
260,000		Raymond James Financial, Inc.	23,771,800
68,127	[1,2]	XP, Inc.	2,734,618
		TOTAL	379,450,745

Shares			Value
		COMMON STOCKS—continued
		Health Care—31.5%
146,706	[1]	1Life Healthcare, Inc.	$3,237,801
400,000	[2]	Abbott Laboratories	34,856,000
1,115,000	[1]	Albireo Pharma, Inc.	25,310,500
2,578,000	[1,2]	Alector, Inc.	72,029,320
77,112	[1]	Alnylam Pharmaceuticals, Inc.	8,851,686
1,800,000	[1,2]	Amarin Corporation PLC., ADR	33,390,000
1,109,743	[1,2]	Amphastar Pharmaceuticals, Inc.	20,985,240
1,406,763	[1]	AnaptysBio, Inc.	20,426,199
1	[3,4]	Apollo Investment Fund V	87,724
1,184,908	[1]	Argenx SE	171,205,895
1,250,000	[1,2]	Atara Biotherapeutics, Inc.	16,537,500
860,000	[1]	Boston Scientific Corp.	36,008,200
829,000	[1,2]	CRISPR Therapeutics AG	43,066,550
3,100,000	[1]	Calithera Biosciences, Inc.	18,600,000
1,781,000	[1,2]	Catabasis Pharmaceuticals, Inc.	9,439,300
465,600	[1,2]	Catalent, Inc.	28,448,160
8,640,000	[1]	Corcept Therapeutics, Inc.	109,468,800
385,000		Danaher Corp.	61,934,950
360,000	[1]	Dexcom, Inc.	86,670,000
5,400,000	[1]	Dynavax Technologies Corp.	27,270,000
850,000	[1,2]	Editas Medicine, Inc.	22,465,500
92,500	[1]	Edwards Lifesciences Corp.	20,337,050
770,000	[1,2]	Frequency Therapeutics, Inc.	18,410,700
500,000	[1,2]	GW Pharmaceuticals PLC, ADR	57,765,000
503,990	[1]	Galapagos NV	112,738,292
636,000	[1]	Galapagos NV, ADR	141,751,680
251,393	[1]	Genmab A/S	58,127,279
549,234	[1]	Genmab A/S, ADR	12,747,721
450,000	[1,2]	Gossamer Bio, Inc.	5,976,000
75,000	[1]	IDEXX Laboratories, Inc.	20,325,750
99,971	[1]	Illumina, Inc.	28,998,588
337,500	[1]	Insulet Corp.	65,488,500
47,600	[1]	Intuitive Surgical, Inc.	26,645,528
1	[1,3,4]	Latin Healthcare Fund	328,692
525,388	[1,2]	Merus NV	8,590,094
7,490,000	[1]	Minerva Neurosciences, Inc.	60,893,700
655,712	[1,2]	Molecular Partners AG	15,451,444
960,000	[1,2]	Nektar Therapeutics	19,094,400
243,750	[1]	Orchard Therapeutics PLC, ADR	3,027,375
160,000	[1]	PTC Therapeutics, Inc.	8,240,000
415,000	[1]	Repligen Corp.	41,661,850
1,013,600	[1,2]	Rhythm Pharmaceuticals, Inc.	17,778,544
5,360,000	[1]	Scynexis, Inc.	4,625,680
385,000	[1,2]	Seres Therapeutics, Inc.	1,255,100
959,018	[1,4]	Soteira, Inc.	0
385,000	[1,2]	Stoke Therapeutics, Inc.	10,764,600
125,000		Stryker Corp.	26,337,500
1,030,000	[1]	Tandem Diabetes Care, Inc.	78,321,200
282,477	[1,2]	Teladoc, Inc.	28,730,736
536,795	[1,2]	Translate Bio, Inc.	3,848,820
70,000	[1,2]	Twist Bioscience Corp.	1,738,800

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
1,920,000	[1,2]	Ultragenyx Pharmaceutical, Inc.	$100,896,000
2,100,000	[1,2]	UniQure N.V.	120,876,000
980,000	[1]	Veeva Systems, Inc.	143,677,800
837,000	[1,2]	Zai Lab Ltd., ADR	42,678,630
875,000	[1,2]	Zogenix, Inc.	44,073,750
		TOTAL	2,202,492,128
		Industrials—9.6%
1,235,000		Air Lease Corp.	53,030,900
1,650,000	[1,2]	Azul S.A., ADR	68,475,000
25,000		Cintas Corp.	6,974,250
140,000	[1]	CoStar Group, Inc.	91,418,600
115,000	[1]	Generac Holdings, Inc.	11,912,850
670,900		HEICO Corp.	82,138,287
600,000		IHS Markit Ltd.	47,316,000
804,785	[1,2]	Kratos Defense & Security Solutions	14,759,757
32,000		L3Harris Technologies, Inc.	7,082,560
1,400,000	[1]	Mercury Systems, Inc.	107,450,000
244,700		Roper Technologies, Inc.	93,392,202
393,000	[1,2]	Trex Co., Inc.	38,608,320
500,000	[1,2]	Upwork, Inc.	4,590,000
260,000	[2]	Verisk Analytics, Inc.	42,242,200
		TOTAL	669,390,926
		Information Technology—19.4%
54,900	[1]	Adobe, Inc.	19,277,586
1,900,000	[1]	Advanced Micro Devices, Inc.	89,300,000
192,000	[1,2]	Ansys, Inc.	52,671,360
140,000		Broadcom, Inc.	42,722,400
475,000	[1,2]	Coupa Software, Inc.	76,546,250
100,000	[1]	DocuSign, Inc.	7,851,000
515,000	[1]	Envestnet, Inc.	40,618,050
100,000	[1,2]	Everbridge, Inc.	9,064,000
1,059,322	[1,3,4]	Expand Networks Ltd.	0
335,000		Fidelity National Information Services, Inc.	48,126,100
1,875,000	[1,2]	GDS Holdings Ltd., ADR	96,956,250
350,000	[1]	GoDaddy, Inc.	23,523,500
46,000	[1,2]	IPG Photonics Corp.	5,872,820
1,415,000	[2]	Marvell Technology Group Ltd.	34,016,600
565,973	[1,2]	Medallia, Inc.	15,971,758
2,141,596	[1,2]	Nexi SpA	30,316,913
1,794,674	[1,2]	PagSeguro Digital Ltd.	58,308,958
530,500	[1,2]	Q2 Holdings, Inc.	46,254,295
1,185,000	[1]	Radware Ltd.	30,193,800
560,000	[1]	Rapid7, Inc.	33,252,800
200,000	[1]	RealPage, Inc.	11,670,000
100,000	[1]	Salesforce.com, Inc.	18,231,000
3,751	[1,3,4]	Sensable Technologies, Inc.	0
495,000	[1]	ServiceNow, Inc.	167,423,850
283,000	[1]	Shopify, Inc.	131,781,780
600,000	[1]	Splunk, Inc.	93,156,000
245,409	[1]	Tyler Technologies, Inc.	79,433,985

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
510,000	[1]	Workday, Inc.	$94,161,300
		TOTAL	1,356,702,355
		Materials—10.5%
1,391,044	[2,3]	Agnico Eagle Mines Ltd.	85,994,340
100,000	[2]	Albemarle Corp.	8,028,000
10,950,000		B2Gold Corp.	47,410,836
275,000		Ball Corp.	19,849,500
3,348,110		Barrick Gold Corp.	62,006,997
25,000		Ecolab, Inc.	4,902,750
2,000,000	[1]	Endeavour Financial Corp.	40,955,116
126,666		Franco-Nevada Corp.	14,398,040
7,773,661	[1]	Kinross Gold Corp.	39,412,461
1,086,476		Kirkland Lake Gold Ltd.	44,686,758
1,824,167		Newcrest Mining Ltd.	36,724,801
1,702,729	[2]	Newmont Corp.	76,724,969
2,400,000	[2]	Osisko Gold Royalties Ltd.	23,952,000
271,670	[2]	Pan American Silver Corp.	6,242,976
2,725,000	[1,2]	Pretium Resources, Inc.	29,675,250
138,600		Sherwin-Williams Co.	77,198,814
485,000		Vulcan Materials Co.	68,690,550
331,631		Wheaton Precious Metals Corp.	9,766,533
9,725,000		Yamana Gold, Inc.	39,580,750
		TOTAL	736,201,441
		Real Estate—3.0%
600,000		Americold Realty Trust	20,682,000
400,000	[1]	CBRE Group, Inc.	24,420,000
206,000		Crown Castle International Corp.	30,867,040
1,150,000		JBG Smith Properties	46,632,500
250,000		Lamar Advertising Co.	23,202,500
648,700		MGM Growth Properties LLC	20,719,478
430,500		Ryman Hospitality Properties	36,605,415
250,000		STAG Industrial, Inc.	8,060,000
		TOTAL	211,188,933
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,380,807,741)	6,195,106,561
		PREFERRED STOCK—0.0%
		Information Technology—0.0%
679,348	[1,3,4]	Multiplex, Inc., Pfd., Series C (IDENTIFIED COST $5,000,001)	0
		WARRANTS—0.1%
		Health Care—0.1%
421,550	[1]	Catabasis Pharmaceuticals, Inc., Warrants, 2/8/2024	1,038,151
801,900	[1]	Catabasis Pharmaceuticals, Inc., Warrants, 6/22/2022	1,099,726
3,445,000	[1]	ContraFect Corp., Warrants, 7/20/2022	798,551
1,735,000	[1]	ContraFect Corp., Warrants, 7/27/2021	379,271
377,500	[1]	Dynavax Technologies Corp., Warrants, 2/12/2022	1,110,831
1,017,000	[1]	Scynexis, Inc., Warrants, 3/8/2023	255,979
848,250	[1]	Scynexis, Inc., Warrants, 4/6/2021	42,073
		TOTAL WARRANTS (IDENTIFIED COST $51,800)	4,724,582
		INVESTMENT COMPANIES—19.7%
100,610,231		Federated Government Obligations Fund, Premier Shares, 1.49%[5]	100,610,231

Shares		Value
	INVESTMENT COMPANIES—continued
1,273,825,038	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.71%[5]	$1,274,207,186
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $1,374,551,290)	1,374,817,417
	TOTAL INVESTMENT IN SECURITIES—108.4% (IDENTIFIED COST $4,760,410,832)	7,574,648,560
	OTHER ASSETS AND LIABILITIES - NET—(8.4)%[6]	(585,780,650)
	TOTAL NET ASSETS—100%	$6,988,867,910
An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended January 31, 2020, were as follows:
	Balance of Shares Held 10/31/2019	Purchases/ Additions*	Sales/ Reductions*	Balance of Shares Held 1/31/2020	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)*	Dividend Income*
Energy :
New Fortress Energy LLC	1,200,000	145,174	—	1,345,174	$20,244,869	$(2,647,997)	$—	$—
Financials:
ARYA Sciences Acquisition Corp.	340,600	—	—	340,600	$3,949,257	$236,717	$—	$—
Health Care:
Albireo Pharma, Inc	960,000	155,000	—	1,115,000	$25,310,500	$4,420,300	$—	$—
Alector, Inc.	2,100,000	478,000	—	2,578,000	$72,029,320	$25,639,120	$—	$—
AnaptysBio, Inc.	800,000	800,000	(193,237)	1,406,763	$20,426,199	$(3,448,247)	$(12,113,999)	$—
Argenx SE**	1,185,000	—	(92)	1,184,908	$171,205,895	$26,639,635	$12,982	$—
Calithera Biosciences, Inc.	3,100,000	—	—	3,100,000	$18,600,000	$9,672,000	$—	$—
Catabasis Pharmaceuticals, Inc.	1,580,000	201,000	—	1,781,000	$9,439,300	$471,100	$—	$—
Catabasis Pharmaceuticals, Inc., Warrants, 2/8/2024	421,550	—	—	421,550	$1,038,151	$2,108	$—	$—
Catabasis Pharmaceuticals, Inc., Warrants, 6/22/2022	801,900	—	—	801,900	$1,099,726	$(57,657)	$—	$—
ContraFect Corp., Warrants, 7/27/2021	1,735,000	—	—	1,735,000	$379,271	$319,587	$—	$—
ContraFect Corp., Warrants, 7/20/2022	3,445,000	—	—	3,445,000	$798,551	$603,564	$—	$—
Corcept Therapeutics, Inc.	8,640,000	—	—	8,640,000	$109,468,800	$(16,588,800)	$—	$—
Dynavax Technologies Corp.	4,600,000	800,000	—	5,400,000	$27,270,000	$(675,676)	$—	$—
Dynavax Technologies Corp., Warrants, 2/12/2022	377,500	—	—	377,500	$1,110,831	$38,392	$—	$—
Minerva Neurosciences, Inc.	7,490,000	—	—	7,490,000	$60,893,700	$25,391,100	$—	$—
Molecular Partners AG	—	655,712	—	655,712	$15,451,444	$4,347,088	$—	$—
Rhythm Pharmaceuticals, Inc.	1,013,600	—	—	1,013,600	$17,778,544	$(3,831,408)	$—	$—
Scynexis, Inc.	5,360,000	—	—	5,360,000	$4,625,680	$(1,645,520)	$—	$—
Scynexis, Inc., Warrants, 4/6/2021	848,250	—	—	848,250	$42,073	$(82,195)	$—	$—
Scynexis, Inc., Warrants, 3/8/2023	1,017,000	—	—	1,017,000	$255,979	$(197,807)	$—	$—
Soteira, Inc.	959,018	—	—	959,018	$—	$—	$—	$—
Ultragenyx Pharmaceutical, Inc.	1,920,000	—	—	1,920,000	$100,896,000	$23,827,200	$—	$—
UniQure N.V.	2,100,000	—	—	2,100,000	$120,876,000	$15,792,000	$—	$—
TOTAL OF AFFILIATED TRANSACTIONS	51,994,418	3,234,886	(193,329)	55,035,975	$803,190,090	$108,224,604	$(12,101,017)	$—
*	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At January 31, 2020, the Fund no longer has ownership of at least 5% voting shares.

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2020, were as follows:
	Federated Government Obligations Fund, Institutional Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Transactions
Balance of Shares Held 10/31/2019	110,475,332	2,005,572,182	2,116,047,514
Purchases/Additions	324,191,263	673,853,814	998,045,077
Sales/Reductions	(334,056,364)	(1,405,600,958)	(1,739,657,322)
Balance of Shares Held 1/31/2020	100,610,231	1,273,825,038	1,374,435,269
Value	$100,610,231	$1,274,207,186	$1,374,817,417
Change in Unrealized Appreciation/Depreciation	N/A	$(103,372)	$(103,372)
Net Realized Gain/(Loss)	N/A	$82,998	$82,998
Dividend Income	$423,947	$7,397,481	$7,821,428
Gain Distributions Received	N/A	$3,458	$3,458
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of January 31, 2020, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$534,182,645	$547,852,928
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2020, these restricted securities amounted to $86,790,158, which represented 1.2% of total net assets.
Additional information on restricted securities held at January 31, 2020, is as follows:
Security	Acquisition Date	Cost	Market Value
Agnico Eagle Mines Ltd.	12/26/2018	$77,194,918	$85,994,340
Apollo Investment Fund V	5/18/2001	$0	$87,724
Expand Networks Ltd.	9/22/2000	$2,500,000	$0
FA Private Equity Fund IV LP	3/4/2002	$0	$379,402
Infrastructure Fund	8/11/2000	$404,496	$0
Latin Healthcare Fund	11/28/2000	$0	$328,692
Multiplex, Inc., Pfd., Series C	2/22/2001	$5,000,001	$0
Sensable Technologies, Inc.	10/15/2004	$0	$0
4	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as affiliated money market funds, other money market instruments and/or repurchase agreements.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total

Equity Securities:
Common Stocks
Domestic	$4,046,056,110	$—	$795,818	$4,046,851,928
International	1,525,059,671	623,194,962	—	2,148,254,633
Preferred Stocks
Domestic	—	—	0	0
Debt Securities:
Warrants	—	4,724,582	—	4,724,582
Investment Companies	1,374,817,417	—	—	1,374,817,417
TOTAL SECURITIES	$6,945,933,198	$627,919,544	$795,818	$7,574,648,560
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt